Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Summery of Goodwill

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the yea r	3,124,828	3,124,828
Additions	—	900,592

Balance at end of the year	3,124,828	4,025,420